FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /  / (a)
             or fiscal year ending:   12/31/98(b)

Is this a transition report?:  (Y/N)   N
                                    -------
Is this an amendment to a previous filing?  (Y/N)   N
                                                  ------
Those items or sub-items with a slashed box "[/]" after the item numbers should be completed only if the answer has changed from the previous filing on this form.

1.       A.       Registrant Name:  Bankers National Variable Account B

         B.       File Number:  811-2969

         C.       Telephone Number:   (317) 817-6300

2.       A.       Street:   11815 N. Pennsylvania Street

         B.       City: Carmel     C. State: IN     D. Zip Code: 46032     E.  Zip Ext: 4911

         E.       Foreign Country:

3.       Is this the first filing on this form by Registrant?  (Y/N)     N
                                                                     ----------

4.       Is this the last filing on this form by Registrant?  (Y/N)      N
                                                                    ----------

5.       Is Registrant a small business  investment company (SBIC)?  (Y/N)     N
                                                                           ---------

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)     Y
                                                             ----------
         [If answer is "Y" (yes), complete only items 111 through 132.]


7.       A.       Is Registrant a series or multiple portfolio company?  (Y/N)      N
                                                                               -----------
         B.       How many separate series or portfolios did Registrant have at the end of the period?
                                                                                                      --------
111.     A. [ ]   Depositor Name: Bankers National Life Insurance Company
         B. [ ]   File Number (if any):
         C. [ ]   City: Carmel     State: IN      Zip Code: 46032     Ext: 4911
            [ ]   Foreign Country:___________________ Foreign Postal Code:______

112.     A. [ ]   Sponsor Name: Bankers National Life Insurance Company
         B. [ ]   File Number (if any):
         C. [ ]   City: Carmel     State: IN      Zip Code: 46032     Ext: 4911
            [ ]   Foreign Country:___________________ Foreign Postal Code:______

113.     A. [ ]   Trustee Name: N/A
         B. [ ]   File Number (if any):
         C. [ ]   City:           State:         Zip Code:         Ext:
            [ ]   Foreign Country:___________________ Foreign Postal Code:______

114.     A. [ ]   Principal Underwriter Name: Conseco Equity Sales, Inc.
         B. [ ]   File Number (if any): 8-14875
         C. [ ]   City: Carmel     State: IN      Zip Code: 46032     Ext: 4911
            [ ]   Foreign Country:___________________ Foreign Postal Code:______

115.     A. [ ]   Independent Public Accountant Name: PricewaterhouseCoopers LLP
         B. [ ]   File Number (if any):
         C. [ ]   City: Indianapolis  State: IN      Zip Code: 46282     Ext:
            [ ]   Foreign Country:___________________ Foreign Postal Code:______

116.     Family of investment companies information:
         A. [ ]   Is Registrant part of a family of investment companies? (Y/N)      N
                                                                                    ----
         B. Identify the family in 10 letters

117.     A. [/]   Is Registrant a separate account of an insurance company?  (Y/N)                      Y
                                                                                                     -------
                  If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/]   Variable annuity contracts? (Y/N)                                                     Y
                                                                                                     -------
         C. [/]   Scheduled premium variable life contracts? (Y/N)
                                                                                                     -------
         D. [/]   Flexible premium variable life contracts? (Y/N)
                                                                                                     -------
         E. [/]   Other types of insurance products registered under the Securities Act of
                  1933? (Y/N)
                                                                                                     -------

118.     [/]      State the number of series existing at the end of the period that had
                  securities registered under the Securities Act of 1933.                            -------
119.     [/]      State the number of new series for which registration statements under the
                  Securities Act of 1933 became effective during the period.                         -------

120.     [/]      State the total value of the portfolio securities on the date of deposit for the
                  new series included in item 119 ($000 omitted).                                    -------

121.     [/]      State the number of series for which a current  prospectus
                  was in existence at the end of the period.                                         -------

122.     [/]      State the number of existing series for which additional units were
                   registered under the Securities Act of 1933 during the current period.            -------

123.     [/]      State the total value of the additional units considered in answering item 122
                  ($000's omitted)                                                                  $
                                                                                                     -------

124.     [/]      State  the  total  value  of  units of prior  series that were placed in the  portfolios  of  subsequent  series  during  the current  period (the value of these units is to be measured on the date they were placed in the  subsequent  series)  ($000's
                  omitted)                                                                          $
                                                                                                     -------
125.     [/]      State  the  total  dollar  amount  of  sales  loads  collected
                  (before   reallowances   to  other   brokers   or  dealer)  by
                  Registrant's  principal  underwriter and any underwriter which is an affiliated  person of the principal  underwriter  during the current period solely from the sale of units of all series
                  of Registrant (000's omitted)                                                     $
                                                                                                     -------
126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's  units
         (include the sales loads,  if any  collected on units of a prior series
         placed in the portfolio of a subsequent series.) (000's omitted)                           $
                                                                                                    --------


Period Ending    12/31/98
                 --------
File Number      811-2969
                 --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group or series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of          Total Assets    Total Income
                                                        Series              (000's       Distributions
                                                      Investing             omitted      (000's omitted)
                                                      ---------          ------------    --------------
A.       U.S. Treasury direct issue                                        $                $
                                                       -------              ------           --------
B.       U.S. Government agency                                            $                $
                                                       -------              ------           --------
C.       State and municipal tax-free                                      $                $
                                                       -------              ------           --------
D.       Public utility debt                                               $                $
                                                       -------              ------           --------
E.       Brokers or dealers debt or debt of                                $                $
         brokers' or dealers' parent                   -------              ------           --------

F.       All other corporate intermed. &                                   $                $
         long-term debt                                -------              ------           --------

G.       All other corporate short-term debt                               $                $
                                                      --------              ------           --------
H.       Equity securities of brokers or dealers                           $                $
         or parents of brokers or dealers             --------              ------           --------

I.       Investment company equity securities             1                $13,487          $  1,014
                                                      --------              ------           --------
J.       All other equity securities                                       $                $
                                                      --------              ------           --------
K.       Other securities                                                  $                $
                                                      --------              ------           --------
L.       Total assets of all series of registrant         1                $13,487          $  1,014
                                                      --------              ------           --------


128.     [/]      Is  the  timely  payment  of  principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the  current  period  insured of  guaranteed  by an entity other than the issuer? (Y/N)
                  [If answer if "N" (No), go to item 131.)                        -----------

129.     [/]      Is  the  issuer  of  any  instrument  covered  in  item  128 delinquent  or  in  default  as to  payment  of  principal  or interest at the end of the current period? (Y/N)
                  [If answer is "N" (No), go to item 131.)                        ------------

130.     [/]      In computation of NAV or offering  price per unit, is any part of  the value  attributed to instrument identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                                  ------------


Period Ending    12/31/98
                 ---------
File Number      811-2969
                 ---------
131.     Total  expenses  incurred  by all  series of  Registrant  during  the
         current reporting period ($000's omitted)                                162
                                                                                ------
132.     [/]    List the "811" (Investment Company  Act of 1940) registration number for all Series of  Registrant that are being included in this filing:

811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------
811-               811-               811-               811-               811-
    --------           --------           --------           --------           --------


                                            SIGNATURE
                                         --------------

The Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

City of:                              State of:                            Date:

Carmel                                Indiana                              August 10, 1999


Name of Registrant, Depositor, or Trustee:

Bankers National Variable Account B

By (Name and Title):                                           Witness (Name and Title):


/S/ THOMAS J. KILIAN                                           /S/ MICHAEL A. COLLIFLOWER
Thomas J. Kilian                                               Michael A. Colliflower
President                                                      Assistant Secretary
Washington National Insurance Company                          Washington National Insurance Company
